Victory Pioneer Securitized Income Fund
(formerly, Pioneer Securitized Income Fund)
Schedule of Investments | April 30, 2025

Schedule of Investments  |  4/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 103.9%
	Asset Backed Securities — 33.8% of Net Assets
17,325	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	$ 17,349
240,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	245,499
403,666	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	409,251
644,350	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	643,322
700,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	715,813
550,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class D, 5.83%, 1/18/28 (144A)	549,308
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	388,098
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	101,667
642,297	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	644,266
655,000	Ascent Career Funding Trust, Series 2024-1A, Class B, 9.73%, 10/25/32 (144A)	661,138
125,000	Auxilior Term Funding LLC, Series 2023-1A, Class D, 7.27%, 12/16/30 (144A)	132,060
200,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	209,407
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	349,149
990,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	994,202
167,407(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 7.104% (SOFR30A + 275 bps), 6/25/47 (144A)	170,623
283,472	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	284,208
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	239,868
150,000	BHG Securitization Trust, Series 2023-B, Class C, 8.15%, 12/17/36 (144A)	157,727
250,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	256,632
374,610	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	350,189
1Victory Pioneer Securitized Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
480,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	$ 487,794
308,324	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	304,987
1,231,161(b)	Cascade MH Asset Trust, Series 2022-MH1, Class B1, 8.00%, 8/25/54 (144A)	1,062,520
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	189,920
600,000(b)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	555,570
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	208,019
290,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	292,677
223,358	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	231,285
480,276	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	480,019
2,140,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	2,076,689
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	204,210
1,105,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	1,214,617
1,793,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class E, 7.84%, 10/15/31 (144A)	1,822,682
1,480,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,493,446
1,540,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	1,531,687
2,090,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	2,096,391
2,640,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	2,678,706
503,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	502,812
131,855(b)	FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/53 (144A)	135,260
1,085,702(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	1,095,063
500,000	First Investors Auto Owner Trust, Series 2021-1A, Class F, 5.37%, 4/17/28 (144A)	500,562
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	178,935
Victory Pioneer Securitized Income Fund | 4/30/252

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
65,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.31%, 3/15/29 (144A)	$ 66,309
1,170,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	1,194,109
2,626,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	2,602,746
2,500,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class E, 7.51%, 8/15/31 (144A)	2,481,205
1,050,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class E, 7.19%, 3/15/32 (144A)	1,029,068
1,270,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,311,431
250,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.882% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	249,737
618,010(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.685% (SOFR30A + 225 bps), 12/25/51 (144A)	621,398
220,420	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	226,224
200,000(c)	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	15,000
320,455	Home Partners of America Trust, Series 2019-1, Class E, 3.604%, 9/17/39 (144A)	304,072
160,979(a)	Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class C, 7.50% (SOFR30A + 315 bps), 5/20/32 (144A)	161,526
300,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 11.982% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	270,948
245,415(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.05% (SOFR30A + 170 bps), 3/20/54 (144A)	247,061
565,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.995% (SOFR30A + 265 bps), 11/15/27 (144A)	566,881
400,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	413,172
750,000	Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31 (144A)	760,988
250,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	249,901
380,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	384,946
500,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	501,278
3Victory Pioneer Securitized Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
410,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	$ 414,303
1,700,000	MPOWER Education Trust, Class A, 8.47%, 7/21/42 (144A)	1,699,829
890,000	MPOWER Education Trust, Class A, 10.84%, 7/21/42 (144A)	889,925
339,326(a)	Newtek Small Business Loan Trust, Series 2022-1, Class A, 6.80% (PRIME - 70 bps), 10/25/49 (144A)	341,908
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	214,814
620,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	625,275
500,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	508,586
570,000	NMEF Funding LLC, Series 2025-A, Class D, 8.07%, 7/15/32 (144A)	572,628
410,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	423,071
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	321,983
350,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	351,435
640,000	Oportun Issuance Trust, Series 2024-2, Class C, 6.61%, 2/9/32 (144A)	646,312
160,351	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	156,557
19,261	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	19,284
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	395,999
990,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	995,595
281,323	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	287,799
250,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	258,412
175,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.08%, 8/15/28 (144A)	179,618
180,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	188,072
1,200,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	1,199,012
970,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	946,695
Victory Pioneer Securitized Income Fund | 4/30/254

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	$ 195,218
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	96,255
280,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	284,413
300,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	306,114
450,000(b)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	29,700
312,981(b)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	323,728
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	669,866
470,251	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	473,464
746,844	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	761,503
500,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	494,150
700,000	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	696,639
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	101,062
560,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	550,660
230,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	237,498
400,000(a)	STAR Trust, Series 2022-SFR3, Class D, 6.872% (1 Month Term SOFR + 255 bps), 5/17/39 (144A)	401,868
360,000	Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44 (144A)	377,593
390,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	396,311
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	511,247
340,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	345,629
1,310,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 4/15/31 (144A)	1,310,466
520,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.322% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	519,153
5Victory Pioneer Securitized Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,050,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	$ 1,082,853
606,449(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	613,857
393,498	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	400,550
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	338,191
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	358,809
	Total Asset Backed Securities (Cost $64,041,805)	$64,035,536

	Collateralized Mortgage Obligations—45.3% of Net Assets
460,000(b)	A&D Mortgage Trust, Series 2023-NQM4, Class B1, 8.07%, 9/25/68 (144A)	$ 461,113
470,000(b)	A&D Mortgage Trust, Series 2024-NQM5, Class B1A, 7.721%, 11/25/69 (144A)	483,516
356,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 8.204% (SOFR30A + 385 bps), 9/25/31 (144A)	364,276
450,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.554% (SOFR30A + 320 bps), 8/25/34 (144A)	454,766
680,000(b)	BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, 7.928%, 9/25/63 (144A)	679,245
530,000	BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 2/25/64 (144A)	533,315
630,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM3, Class B1, 8.10%, 3/25/64 (144A)	635,432
620,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B1, 7.379%, 6/25/64 (144A)	618,218
790,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.133%, 6/25/64 (144A)	781,377
660,000(b)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	608,056
610,000(b)	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 6/25/34 (144A)	566,569
800,000(b)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	691,756
1,160,000(b)	COLT Mortgage Loan Trust, Series 2024-4, Class B1, 7.841%, 7/25/69 (144A)	1,165,028
1,370,000(b)	COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.297%, 8/25/69 (144A)	1,359,562
Victory Pioneer Securitized Income Fund | 4/30/256

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
840,000(b)	COLT Mortgage Loan Trust, Series 2024-6, Class B1, 7.495%, 11/25/69 (144A)	$ 837,144
970,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.718% (SOFR30A + 336 bps), 1/25/40 (144A)	988,012
1,240,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.468% (SOFR30A + 311 bps), 1/25/40 (144A)	1,253,950
1,720,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.354% (SOFR30A + 600 bps), 10/25/41 (144A)	1,786,650
1,510,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.854% (SOFR30A + 550 bps), 12/25/41 (144A)	1,560,962
3,420,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.354% (SOFR30A + 600 bps), 12/25/41 (144A)	3,567,505
2,650,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 12.004% (SOFR30A + 765 bps), 1/25/42 (144A)	2,832,187
2,470,000(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.854% (SOFR30A + 950 bps), 3/25/42 (144A)	2,738,612
500,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1, 8.854% (SOFR30A + 450 bps), 4/25/42 (144A)	522,108
2,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.354% (SOFR30A + 700 bps), 4/25/42 (144A)	2,150,000
1,450,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.354% (SOFR30A + 400 bps), 1/25/44 (144A)	1,496,874
510,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 6.854% (SOFR30A + 250 bps), 2/25/44 (144A)	511,274
540,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.054% (SOFR30A + 370 bps), 2/25/44 (144A)	546,736
430,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.303% (SOFR30A + 195 bps), 3/25/44 (144A)	429,999
7Victory Pioneer Securitized Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,825,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 6.554% (SOFR30A + 220 bps), 5/25/44 (144A)	$ 1,823,868
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, 6.004% (SOFR30A + 165 bps), 5/25/44 (144A)	995,000
680,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2B1, 6.354% (SOFR30A + 200 bps), 7/25/44 (144A)	670,655
912,382(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.504% (SOFR30A + 115 bps), 9/25/44 (144A)	910,387
335,246(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.404% (SOFR30A + 105 bps), 9/25/44 (144A)	334,725
800,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.954% (SOFR30A + 160 bps), 9/25/44 (144A)	798,757
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.604% (SOFR30A + 425 bps), 4/25/34 (144A)	297,879
240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.304% (SOFR30A + 395 bps), 9/26/33 (144A)	245,973
77,865(b)	FARM Mortgage Trust, Series 2021-1, Class B, 3.241%, 7/25/51 (144A)	57,382
159,733(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	155,439
978,007(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	948,774
855,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	823,047
261,456(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	254,772
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA1, Class B2, 9.568% (SOFR30A + 521 bps), 1/25/50 (144A)	1,073,060
650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.104% (SOFR30A + 475 bps), 1/25/51 (144A)	699,240
Victory Pioneer Securitized Income Fund | 4/30/258

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,800,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.854% (SOFR30A + 550 bps), 1/25/34 (144A)	$ 2,055,916
720,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.354% (SOFR30A + 500 bps), 8/25/33 (144A)	798,967
260,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.804% (SOFR30A + 545 bps), 12/25/33 (144A)	294,334
480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.854% (SOFR30A + 250 bps), 1/25/42 (144A)	486,600
635,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class B1, 10.004% (SOFR30A + 565 bps), 4/25/42 (144A)	674,573
520,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.154% (SOFR30A + 180 bps), 8/25/44 (144A)	518,700
290,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 6.004% (SOFR30A + 165 bps), 2/25/45 (144A)	287,645
1,810,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-HQA2, Class B2, 15.468% (SOFR30A + 1,111 bps), 10/25/48 (144A)	2,198,686
434,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.618% (SOFR30A + 826 bps), 7/25/49 (144A)	491,505
350,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.718% (SOFR30A + 636 bps), 10/25/49 (144A)	390,743
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.818% (SOFR30A + 846 bps), 1/25/48 (144A)	1,729,942
1,950,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.254% (SOFR30A + 491 bps), 9/25/47 (144A)	2,046,697
580,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.468% (SOFR30A + 511 bps), 11/25/47 (144A)	632,200
2,922,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.554% (SOFR30A + 620 bps), 11/25/41 (144A)	3,048,322
9Victory Pioneer Securitized Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,732,329(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	$ 70,576
110,000(b)	GCAT Trust, Series 2021-CM1, Class M1, 3.276%, 4/25/65 (144A)	95,141
160,000(b)	GCAT Trust, Series 2024-NQM1, Class B1, 7.921%, 1/25/59 (144A)	160,737
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 13.354% (SOFR30A + 900 bps), 10/25/34 (144A)	195,365
825,000(b)	HOMES Trust, Series 2024-NQM1, Class B1A, 7.352%, 7/25/69 (144A)	833,785
3,639,959(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.233%, 7/25/51 (144A)	47,429
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.281%, 9/25/56 (144A)	154,624
1,130,000(d)	Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67 (144A)	1,109,165
940,000(b)	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1, 8.114%, 2/25/68 (144A)	938,498
7,381,857(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.114%, 12/25/51 (144A)	48,314
726,915(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B4, 2.827%, 12/25/51 (144A)	556,348
6,282,229(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.115%, 12/25/51 (144A)	40,738
235,177(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.154% (SOFR30A + 180 bps), 3/25/51 (144A)	228,443
820,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	828,251
510,000(d)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	516,394
1,520,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	1,539,825
300,000(d)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	304,483
410,000(b)	MFA Trust, Series 2024-NQM2, Class B1A, 6.783%, 8/25/69 (144A)	409,747
1,480,000(b)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	1,481,838
1,920,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.415%, 9/25/68 (144A)	1,872,189
140,563(b)	New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.179%, 5/25/57 (144A)	133,686
Victory Pioneer Securitized Income Fund | 4/30/2510

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
150,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class B1, 9.854% (SOFR30A + 550 bps), 10/25/33 (144A)	$ 155,108
300,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 8.754% (SOFR30A + 440 bps), 4/25/34 (144A)	307,504
170,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	160,047
230,000(b)	PRKCM Trust, Series 2023-AFC3, Class B1, 7.802%, 9/25/58 (144A)	229,612
1,020,000(b)	PRPM, Series 2024-NQM3, Class B1, 7.475%, 8/25/69 (144A)	1,021,996
390,000(b)	PRPM Trust, Series 2023-NQM2, Class B1, 6.957%, 8/25/68 (144A)	386,269
1,430,000(b)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	1,439,537
167,580(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.054% (SOFR30A + 270 bps), 7/25/33 (144A)	168,497
300,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.704% (SOFR30A + 435 bps), 7/25/33 (144A)	309,769
236,059(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.354% (SOFR30A + 200 bps), 9/25/34 (144A)	236,209
360,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.254% (SOFR30A + 290 bps), 9/25/34 (144A)	362,640
185,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	185,266
170,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	170,649
600,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.968% (SOFR30A + 1,061 bps), 2/25/47 (144A)	735,750
250,000(b)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	229,884
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 8.104% (SOFR30A + 375 bps), 2/25/34 (144A)	204,130
290,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1B, 9.604% (SOFR30A + 525 bps), 11/25/33 (144A)	305,791
893,000(b)	Verus Securitization Trust, Series 2023-3, Class B1, 7.788%, 3/25/68 (144A)	893,076
1,030,000(b)	Verus Securitization Trust, Series 2023-4, Class B1, 8.089%, 5/25/68 (144A)	1,032,557
560,000(b)	Verus Securitization Trust, Series 2023-5, Class B2, 8.044%, 6/25/68 (144A)	556,211
2,620,000(b)	Verus Securitization Trust, Series 2023-6, Class B1, 7.802%, 9/25/68 (144A)	2,617,622
11Victory Pioneer Securitized Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
550,000(b)	Verus Securitization Trust, Series 2023-7, Class B1, 7.891%, 10/25/68 (144A)	$ 550,444
920,000(b)	Verus Securitization Trust, Series 2023-8, Class B1, 8.101%, 12/25/68 (144A)	924,656
530,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B1, 8.212%, 11/25/68 (144A)	534,593
170,000(b)	Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/69 (144A)	170,379
1,100,000(b)	Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/69 (144A)	1,101,488
686,000(b)	Verus Securitization Trust, Series 2024-3, Class B1, 8.028%, 4/25/69 (144A)	690,445
420,000(b)	Verus Securitization Trust, Series 2024-4, Class B1, 7.643%, 6/25/69 (144A)	419,961
510,000(b)	Verus Securitization Trust, Series 2024-5, Class B1, 7.793%, 6/25/69 (144A)	515,026
1,050,000(b)	Verus Securitization Trust, Series 2024-7, Class B1, 6.496%, 9/25/69 (144A)	1,026,247
170,000(b)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	160,433
	Total Collateralized Mortgage Obligations (Cost $85,664,215)	$85,735,402

	Commercial Mortgage-Backed Securities—12.5% of Net Assets
520,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.008% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	$ 518,058
685,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class B, 7.072% (1 Month Term SOFR + 275 bps), 5/15/39 (144A)	672,236
375,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.896% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	372,704
510,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.96% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	509,042
1,700,000	BWAY Mortgage Trust, Series 2013-1515, Class D, 3.633%, 3/10/33 (144A)	1,532,811
640,675(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.013% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	640,675
1,590,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.712% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	1,551,680
Victory Pioneer Securitized Income Fund | 4/30/2512

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
764,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.332% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	$ 756,360
500,000(a)	BX Trust, Series 2021-ARIA, Class F, 7.03% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	491,875
1,530,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.579% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	1,500,460
1,426,738(a)	Extended Stay America Trust, Series 2021-ESH, Class F, 8.136% (1 Month Term SOFR + 381 bps), 7/15/38 (144A)	1,408,904
700,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.104% (SOFR30A + 775 bps), 1/25/51 (144A)	762,708
250,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.354% (SOFR30A + 400 bps), 11/25/51 (144A)	259,665
2,160,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.949% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	2,155,337
150,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, 7.511% (1 Month Term SOFR + 319 bps), 5/15/37 (144A)	147,187
1,315,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	1,337,663
885,000	Independence Plaza Trust, Series 2018-INDP, Class C, 4.158%, 7/10/35 (144A)	869,527
100,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.99%, 10/5/39 (144A)	98,656
476,246(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.769% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	474,258
366,138(a)	LFT CRE, Ltd., Series 2021-FL1, Class A, 5.606% (1 Month Term SOFR + 128 bps), 6/15/39 (144A)	363,823
650,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	654,373
500,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	510,514
850,000(a)	MF1, Series 2024-FL16, Class A, 5.861% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	846,082
770,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.057% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	770,801
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.943% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	245,636
13Victory Pioneer Securitized Income Fund | 4/30/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,790,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.008% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	$ 1,790,249
286,160(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.718% (SOFR30A + 336 bps), 10/25/49 (144A)	286,159
465,443(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.218% (SOFR30A + 386 bps), 3/25/50 (144A)	472,307
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.544%, 8/15/36 (144A)	247,608
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 7.901% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	351,593
165,856(a)	PFP, Ltd., Series 2024-11, Class A, 6.133% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	165,360
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.859% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	211,082
174,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	137,972
300,000(b)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.818%, 12/10/34 (144A)	303,409
269,863(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	191,424
	Total Commercial Mortgage-Backed Securities (Cost $23,959,955)	$23,608,198

	Corporate Bonds — 0.0%† of Net Assets
	Airlines — 0.0%†
55,415	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 58,251
25,925	United Airlines Pass-Through Trust, 4.875%, 1/15/26	25,829
	Total Airlines	$84,080

	Total Corporate Bonds (Cost $81,340)	$84,080

	U.S. Government and Agency Obligations — 12.3% of Net Assets
900,000	Federal National Mortgage Association, 3.500%, 5/1/55 (TBA)	$ 812,149
800,000	Federal National Mortgage Association, 5.000%, 5/1/55 (TBA)	783,053
Victory Pioneer Securitized Income Fund | 4/30/2514

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
400,000	Federal National Mortgage Association, 5.500%, 5/1/40 (TBA)	$ 406,359
1,500,000	Federal National Mortgage Association, 5.500%, 5/1/55 (TBA)	1,496,762
1,500,000	Federal National Mortgage Association, 6.000%, 5/1/55 (TBA)	1,521,617
1,500,000	Federal National Mortgage Association, 6.500%, 5/1/55 (TBA)	1,544,654
800,000	Government National Mortgage Association, 6.000%, 5/20/55 (TBA)	809,094
700,000	Government National Mortgage Association, 6.500%, 5/20/55 (TBA)	715,556
9,400,000(f)	U.S. Treasury Bills, 5/6/25	9,394,511
5,800,000(f)	U.S. Treasury Bills, 5/20/25	5,787,036
	Total U.S. Government and Agency Obligations (Cost $23,247,839)	$23,270,791

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 103.9% (Cost $196,995,154)	$196,734,007
	OTHER ASSETS AND LIABILITIES — (3.9)%	$(7,452,249)
	net assets — 100.0%	$189,281,758

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
PRIME	U.S. Federal Funds Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $172,721,904, or 91.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2025.
(c)	Security is in default.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2025.
15Victory Pioneer Securitized Income Fund | 4/30/25

(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
106	U.S. 2 Year Note (CBT)	6/30/25	$21,842,069	$22,063,735	$221,666
82	U.S. 5 Year Note (CBT)	6/30/25	8,758,832	8,954,015	195,183
			$30,600,901	$31,017,750	$416,849
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
1	U.S. 10 Year Ultra Bond (CBT)	6/18/25	$(112,560)	$(114,734)	$(2,174)
2	U.S. Long Bond (CBT)	6/18/25	(232,042)	(233,250)	(1,208)
			$(344,602)	$(347,984)	$(3,382)
TOTAL FUTURES CONTRACTS			$30,256,299	$30,669,766	$413,467
CBT	Chicago Board of Trade.
Victory Pioneer Securitized Income Fund | 4/30/2516

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$64,005,836	$29,700	$64,035,536
Collateralized Mortgage Obligations	—	85,735,402	—	85,735,402
Commercial Mortgage-Backed Securities	—	23,608,198	—	23,608,198
Corporate Bonds	—	84,080	—	84,080
U.S. Government and Agency Obligations	—	23,270,791	—	23,270,791
Total Investments in Securities	$—	$196,704,307	$29,700	$196,734,007
Other Financial Instruments
Net unrealized appreciation on futures contracts	$413,467	$—	$—	$413,467
Total Other Financial Instruments	$413,467	$—	$—	$413,467
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
17Victory Pioneer Securitized Income Fund | 4/30/25